Principal subsidiaries - Significant subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Nature of business	The Group is a major global financial services provider engaged in retail banking, credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, separate financial statements have been presented for the holding company.
Barclays Bank PLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank PLC
Principal place of business or incorporation	United Kingdom
Nature of business	Banking, holding company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	2.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Bank UK PLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank UK PLC
Principal place of business or incorporation	United Kingdom
Nature of business	Banking, holding company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Bank Ireland PLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank Ireland PLC
Principal place of business or incorporation	Ireland
Nature of business	Banking
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Executive Services Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Execution Services Limited
Principal place of business or incorporation	United Kingdom
Nature of business	Service company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Inc [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Inc.
Principal place of business or incorporation	United States
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Securities Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Securities Limited
Principal place of business or incorporation	United Kingdom
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Securities Japan Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Securities Japan Limited
Principal place of business or incorporation	Japan
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays US LLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays US LLC
Principal place of business or incorporation	United States
Nature of business	Holding company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Bank Delaware [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank Delaware
Principal place of business or incorporation	United States
Nature of business	Credit card issuer
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%